Basis of Presentation - Additional Information (Detail)	1 Months Ended	6 Months Ended	12 Months Ended										12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Exxaro [Member]	Dec. 31, 2012 Exxaro [Member]	Jun. 30, 2013 Exxaro Sands [Member]	Dec. 31, 2012 Exxaro Sands [Member]	Jun. 30, 2013 Tiwest Joint Venture [Member]	Dec. 31, 2012 Tiwest Joint Venture [Member]	Jun. 30, 2012 Tiwest Joint Venture [Member]	Dec. 31, 2011 Tiwest Joint Venture [Member]	Mar. 31, 2011 Tiwest Joint Venture [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Retained ownership interest				26.00%	26.00%	26.00%	26.00%
Percentage of exchange interest additional shares		3.20%	3.20%
Investment in joint venture operation	50.00%		50.00%					100.00%	100.00%	100.00%	50.00%	50.00%
Percentage of Investment in affiliates carried as "Other Long-Term Assets"													20.00%	50.00%
Percentage of revenue and expense of joint venture incorporation	100.00%
Retained ownership interest of Exxaro and its subsidiaries	26.00%		26.00%